Provision For Income Taxes And Deferred Income Taxes - Summary of Components of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 75,711	$ 67,397
Deferred tax liabilities	(107,381)	(115,418)
Valuation allowance	(43,442)	(31,085)
Net deferred tax liabilities	(75,112)	(79,105)
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,381	1,029
Financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,291	2,542
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	43,629	36,096
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	662	239
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	28,362	26,761
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	386	730
Deferred tax liabilities	(1,329)	(1,948)
ROU assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(9,560)	(7,824)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(12,393)	(11,885)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (84,099)	$ (93,761)